Related Party Balances and Transactions - Sale of raw material or property, plant and equipment (Details) - Related party - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Balances and Transactions
Sale of raw material or property, plant and equipment	¥ 51,505	¥ 5,597	¥ 1,012
Shanghai VTA Technology Co., Ltd.
Related Party Balances and Transactions
Sale of raw material or property, plant and equipment	46,779
Kunshan Siwopu Intelligent Equipment Co., Ltd.
Related Party Balances and Transactions
Sale of raw material or property, plant and equipment	3,215
Blue Horizon Limited and its subsidiaries
Related Party Balances and Transactions
Sale of raw material or property, plant and equipment	1,504
Wuhan Weineng Battery Assets Co., Ltd. and its subsidiary
Related Party Balances and Transactions
Sale of raw material or property, plant and equipment	¥ 7	¥ 5,597	¥ 1,012